Related party transactions - Schedule of Other Transactions between Related Parties (Details) - Energy solution services - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions - Schedule of Other Transactions between Related Parties (Details) [Line Items]
Related party transactions	¥ 87	¥ 465	¥ 75,150
Shenzhen Yuanwanghechu Technology Co., Ltd. [Member]
Related party transactions - Schedule of Other Transactions between Related Parties (Details) [Line Items]
Related party transactions	0	400	74,460
Huzhou Zhidianlaile New Energy Technology Co., Ltd. [Member]
Related party transactions - Schedule of Other Transactions between Related Parties (Details) [Line Items]
Related party transactions	¥ 87	¥ 65	¥ 690